Derivative instruments - Volume of derivative activities (Details)	Dec. 31, 2022 $ / Mcf $ / bbl Mcf bbl
Producer 3-way (crude oil) | 2023
Derivative instruments
Derivative volume activity | bbl	1,208,570
Producer 3-way (crude oil) | First Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	431,160
Producer 3-way (crude oil) | Second Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	340,263
Producer 3-way (crude oil) | Third Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	228,659
Producer 3-way (crude oil) | Fourth Quarter (2023)
Derivative instruments
Derivative volume activity | bbl	208,488
Producer 3-way (crude oil) | Weighted-average sub-floor price | 2023
Derivative instruments
Derivative contract prices | $ / bbl	59.79
Producer 3-way (crude oil) | Weighted-average sub-floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	57.22
Producer 3-way (crude oil) | Weighted-average sub-floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	62.22
Producer 3-way (crude oil) | Weighted-average sub-floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	60.42
Producer 3-way (crude oil) | Weighted-average sub-floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	60.43
Producer 3-way (crude oil) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices | $ / bbl	75.92
Producer 3-way (crude oil) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	70.62
Producer 3-way (crude oil) | Weighted-average floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	77.89
Producer 3-way (crude oil) | Weighted-average floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	79.25
Producer 3-way (crude oil) | Weighted-average floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	80.00
Producer 3-way (crude oil) | Weighted-average ceiling price | 2023
Derivative instruments
Derivative contract prices | $ / bbl	98.82
Producer 3-way (crude oil) | Weighted-average ceiling price | First Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	96.04
Producer 3-way (crude oil) | Weighted-average ceiling price | Second Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	99.23
Producer 3-way (crude oil) | Weighted-average ceiling price | Third Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	100.61
Producer 3-way (crude oil) | Weighted-average ceiling price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices | $ / bbl	101.92
Producer 3-way (natural gas) | 2023
Derivative instruments
Derivative volume activity | Mcf	2,634,993
Producer 3-way (natural gas) | First Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	2,634,993
Producer 3-way (natural gas) | Weighted-average sub-floor price | 2023
Derivative instruments
Derivative contract prices	4.41
Producer 3-way (natural gas) | Weighted-average sub-floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices	4.41
Producer 3-way (natural gas) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices	5.51
Producer 3-way (natural gas) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices	5.51
Producer 3-way (natural gas) | Weighted-average ceiling price | 2023
Derivative instruments
Derivative contract prices	11.28
Producer 3-way (natural gas) | Weighted-average ceiling price | First Quarter (2023)
Derivative instruments
Derivative contract prices	11.28
Collar (natural gas) | 2023
Derivative instruments
Derivative volume activity | Mcf	8,426,055
Collar (natural gas) | First Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	774,634
Collar (natural gas) | Second Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	3,051,421
Collar (natural gas) | Third Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	2,530,000
Collar (natural gas) | Fourth Quarter (2023)
Derivative instruments
Derivative volume activity | Mcf	2,070,000
Collar (natural gas) | Weighted-average floor price | 2023
Derivative instruments
Derivative contract prices	4.42
Collar (natural gas) | Weighted-average floor price | First Quarter (2023)
Derivative instruments
Derivative contract prices	5.96
Collar (natural gas) | Weighted-average floor price | Second Quarter (2023)
Derivative instruments
Derivative contract prices	4.12
Collar (natural gas) | Weighted-average floor price | Third Quarter (2023)
Derivative instruments
Derivative contract prices	4.25
Collar (natural gas) | Weighted-average floor price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices	4.50
Collar (natural gas) | Weighted-average ceiling price | 2023
Derivative instruments
Derivative contract prices	6.21
Collar (natural gas) | Weighted-average ceiling price | First Quarter (2023)
Derivative instruments
Derivative contract prices	9.15
Collar (natural gas) | Weighted-average ceiling price | Second Quarter (2023)
Derivative instruments
Derivative contract prices	5.63
Collar (natural gas) | Weighted-average ceiling price | Third Quarter (2023)
Derivative instruments
Derivative contract prices	5.90
Collar (natural gas) | Weighted-average ceiling price | Fourth Quarter (2023)
Derivative instruments
Derivative contract prices	6.35